ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended		24 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended
	Dec. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2012 item	Dec. 31, 2009 item	Dec. 19, 2012	Jan. 02, 2012 21st School	Dec. 30, 2011 21st School	Dec. 30, 2011 Beijing Siwa Century Facility Management Co.	Aug. 05, 2010 Warrant	Aug. 31, 2010 Class A ordinary shares	Aug. 05, 2010 Class A ordinary shares	Aug. 05, 2010 Series B convertible redeemable preferred shares Warrant	Aug. 05, 2010 American Depository Shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of acquisitions					8	24
Number of acquisitions of operating rights						1
Number of shares issued											590,193				10,677,207
Issue price of American depositary shares (in dollars per share)															$ 10.00
Equivalent number of shares for each American depositary share												2	2
Number of warrants exercised (in shares)														196,731
Exercise price (in dollars per share)														$ 0.75
Share exchange ratio											0.33
Fair value of the exercised warrants											$ 362
Number of entities disposed off		5
Number of businesses disposed off		4
Number of entities to be sold as per the agreement	2
Number of acquisitions accounted for as business combinations			1	7		23
Ownership percentage held in discontinued operations										100.00%
Additional term for which control and legal title on 21st School is maintained								15 years	15 years
Taishidian Holding, holding percentage of equity interest of Applied Technology College of Soochow University							70.00%